AST TARGET MATURITY CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.8%
Asset-Backed Securities — 19.0%
Automobiles — 7.4%
Americredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	800	$789,531
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A
2.330%	08/20/26	100	93,701
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	547,527
Series 2021-02A, Class A, 144A
1.660%	02/20/28	600	522,707
Series 2022-03A, Class A, 144A
4.620%	02/20/27	1,456	1,410,401
Series 2022-04A, Class A, 144A
4.770%	02/20/29	2,520	2,386,813
Series 2023-03A, Class A, 144A
5.440%	02/22/28	2,600	2,552,795
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	1,078	1,072,001
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	449	444,800
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	500	461,535
Series 2021-04, Class C
1.380%	07/15/27	150	135,268
Series 2022-01, Class C
2.200%	11/15/27	50	45,718
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	73	71,654
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A
1.060%	04/15/33	1,470	1,335,782
Series 2021-02, Class A, 144A
1.530%	05/15/34	900	794,296
Series 2021-A, Class C
0.830%	08/15/28	350	324,770
Series 2023-01, Class A, 144A
4.850%	08/15/35	1,600	1,549,677
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,000	984,854
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A
1.060%	09/15/27	300	273,381
Ford Credit Floorplan Master Owner Trust A,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,200	1,177,548
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	500	469,598
GM Financial Revolving Receivables Trust,
Series 2021-01, Class A, 144A
1.170%	06/12/34	100	88,014
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	1,500	$1,473,958
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	700	614,094
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	700	664,301
Series 2023-03A, Class A, 144A
5.940%	02/25/28	800	797,995
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	1,600	1,552,951
Series 2021-01A, Class A, 144A
0.870%	07/14/28	1,400	1,333,387
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	2,400	2,347,213
Series 2023-01A, Class A, 144A
5.410%	11/14/29	1,900	1,870,481
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	500	465,350
Santander Drive Auto Receivables Trust,
Series 2021-03, Class C
0.950%	09/15/27	999	983,584
Series 2022-03, Class C
4.490%	08/15/29	3,200	3,092,203
Series 2023-01, Class C
5.090%	05/15/30	400	390,399
Series 2023-03, Class C
5.770%	11/15/30	500	492,927
Series 2023-04, Class C
6.040%	12/15/31	800	796,976
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	98,227
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	195,805
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	1,600	1,589,945
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	150	137,597
			36,429,764
Collateralized Loan Obligations — 10.4%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.670%(c)	07/15/31	750	747,790
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.738%(c)	07/20/32	1,000	992,726
A1

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR2, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.090%)
6.717%(c)	01/28/31	933	$927,655
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.716%(c)	04/20/35	750	739,930
Apex Credit CLO LLC (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
6.818%(c)	10/20/34	750	742,658
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month SOFR + 1.092% (Cap N/A, Floor 0.000%)
6.468%(c)	11/17/27	15	14,886
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.670%(c)	10/17/32	250	248,125
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.630%(c)	04/18/35	750	742,428
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.715%(c)	01/20/32	750	748,337
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.598%(c)	10/20/31	750	747,549
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.580%(c)	10/15/33	750	747,324
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.642%(c)	07/18/30	1,140	1,134,895
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.757%(c)	04/24/34	1,000	991,946
Series 2020-15A, Class A1, 144A, 3 Month SOFR + 1.612% (Cap N/A, Floor 1.350%)
6.920%(c)	01/17/33	250	247,828
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-03A, Class A1R2, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.588%(c)	07/20/29	167	166,303
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.740%(c)	10/15/34	750	743,570
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.758%(c)	07/20/34	250	247,133
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.661%(c)	04/30/31	250	$248,482
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 0.000%)
6.608%(c)	04/20/31	248	247,507
Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.668%(c)	04/20/31	750	747,823
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.708%(c)	07/20/34	500	496,003
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.768%(c)	01/20/35	750	743,658
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.768%(c)	07/20/34	500	496,228
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)
6.587%(c)	04/24/31	250	249,000
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.710%(c)	07/15/34	500	496,443
Clover CLO LLC,
Series 2018-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.708%(c)	04/20/32	1,000	997,500
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.713%(c)	10/25/33	750	744,527
Crestline Denali CLO Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)
6.630%(c)	10/15/31	1,250	1,241,043
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.778%(c)	07/20/34	250	247,614
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
6.666%(c)	04/20/35	750	741,665
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.850%(c)	07/15/29	280	279,524
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.760%(c)	07/15/34	250	246,160

A2

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.738%(c)	04/20/34	1,500	$1,494,102
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.757%(c)	01/22/31	245	245,016
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.580%(c)	04/15/31	500	498,207
Hayfin US Ltd. (Cayman Islands),
Series 2018-09A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.777%(c)	04/28/31	981	971,185
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.822%(c)	10/26/34	750	742,531
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)
6.940%(c)	01/16/33	1,250	1,245,806
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/34	250	245,969
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.758%(c)	07/20/34	250	248,845
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.590%(c)	10/17/31	750	746,023
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.748%(c)	07/20/34	250	248,898
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.650%(c)	10/15/32	750	745,485
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.733%(c)	04/25/32	500	498,568
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.690%(c)	07/17/34	250	248,450
Series 2021-59A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.712%(c)	01/18/34	250	248,881
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.738%(c)	07/20/31	250	249,250
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-10A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
6.837%(c)	10/23/34	1,250	$1,239,255
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.561%(c)	10/12/30	477	473,619
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)
6.820%(c)	10/15/34	750	742,571
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.280%)
6.843%(c)	10/13/31	737	732,151
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.790%(c)	10/15/34	250	248,523
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.692%(c)	04/26/31	1,490	1,486,452
Series 2020-18A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.352%)
6.678%(c)	07/20/32	1,250	1,244,820
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1A3, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.688%(c)	10/20/31	250	248,227
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
6.638%(c)	04/20/31	243	242,038
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
6.771%(c)	05/21/34	500	497,076
Series 2018-02A, Class A1A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)
6.670%(c)	07/16/31	250	249,610
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.588%(c)	10/20/31	2,250	2,237,087
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.750%(c)	10/15/34	250	247,640
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.748%(c)	10/20/31	500	498,350
Series 2020-01A, Class A, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 0.000%)
6.868%(c)	01/20/32	250	247,665
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.713%(c)	07/10/34	1,000	992,411

A3

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.618%(c)	04/20/31	735	$729,724
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
6.731%(c)	05/07/31	979	970,965
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.677%(c)	10/23/31	250	248,324
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.811%(c)	10/29/34	250	247,739
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
6.606%(c)	10/20/32	1,750	1,732,870
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.810%(c)	01/17/30	165	163,788
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.748%(c)	07/20/34	500	494,622
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.728%(c)	01/20/31	452	451,695
Tralee CLO Ltd. (Cayman Islands),
Series 2019-06A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.783%(c)	10/25/32	1,000	990,588
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class ARR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)
6.643%(c)	10/25/28	62	61,746
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)
6.830%(c)	01/15/32	500	497,087
Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.810%(c)	04/15/34	250	247,804
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)
6.562%(c)	04/18/31	717	713,670
Series 2015-01A, Class A1R, 144A, 3 Month SOFR + 1.162% (Cap N/A, Floor 0.900%)
6.472%(c)	01/18/29	274	274,117
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.728%(c)	10/20/28	220	219,200
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.670%(c)	07/17/31	1,250	$1,241,796
Series 2020-01A, Class A1A, 144A, 3 Month SOFR + 1.572% (Cap N/A, Floor 1.310%)
6.880%(c)	04/15/33	250	248,668
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.720%(c)	01/17/31	2,188	2,176,381
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.780%(c)	10/15/34	250	247,714
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
6.860%(c)	04/15/30	157	156,184
			51,573,653
Consumer Loans — 0.9%
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	600	538,332
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
6.073%(c)	06/16/36	600	587,066
Series 2022-02A, Class A, 144A
4.890%	10/14/34	990	969,139
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	1,800	1,787,266
Oportun Funding LLC,
Series 2022-01, Class A, 144A
3.250%	06/15/29	236	233,620
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29	260	259,132
SoFi Consumer Loan Program Trust,
Series 2021-01, Class A, 144A
0.490%	09/25/30	5	5,000
			4,379,555
Credit Cards — 0.2%
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	1,100	1,080,640
Home Equity Loans — 0.1%
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	176	175,594
Student Loans — 0.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	34	28,886

A4

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	15	$14,359
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	56	51,390
			94,635

Total Asset-Backed Securities (cost $94,860,526)			93,733,841
Commercial Mortgage-Backed Securities — 16.2%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1
1.122%	11/15/54	382	351,281
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	260	238,011
Series 2017-BNK08, Class A3
3.229%	11/15/50	7	6,184
Series 2019-BN19, Class A1
2.263%	08/15/61	187	175,317
Series 2019-BN19, Class A2
2.926%	08/15/61	2,870	2,404,769
Series 2019-BN20, Class A2
2.758%	09/15/62	1,663	1,382,071
Series 2020-BN25, Class A3
2.391%	01/15/63	51	47,014
Series 2020-BN25, Class A4
2.399%	01/15/63	650	533,724
Series 2020-BN26, Class A3
2.155%	03/15/63	250	200,064
Series 2020-BN28, Class A1
0.628%	03/15/63	—(r)	439
Series 2020-BN28, Class A3
1.584%	03/15/63	1,500	1,157,834
Series 2020-BN29, Class A1
0.549%	11/15/53	888	829,726
Series 2021-BN31, Class A3
1.771%	02/15/54	5,100	3,885,442
Series 2021-BN36, Class A1
0.801%	09/15/64	331	304,700
Series 2021-BN38, Class A1
1.274%	12/15/64	1,073	987,034
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	850	765,629
Barclays Commercial Mortgage Securities Trust,
Series 2020-C06, Class A1
1.806%	02/15/53	59	56,808
Series 2021-C10, Class ASB
2.268%	07/15/54	275	232,033
Series 2021-C11, Class A4
2.043%	09/15/54	165	128,323
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	100	$88,794
Series 2020-B17, Class A1
1.282%	03/15/53	50	47,482
Series 2020-B17, Class A4
2.042%	03/15/53	1,475	1,155,396
Series 2020-B19, Class A4
1.546%	09/15/53	2,100	1,608,986
Series 2020-B20, Class A3
1.945%	10/15/53	750	603,738
Series 2020-B21, Class A1
0.537%	12/17/53	110	104,249
Series 2020-B21, Class A4
1.704%	12/17/53	500	384,888
Series 2020-B22, Class A1
0.509%	01/15/54	381	352,060
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	74,250
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	992,116
Series 2021-B25, Class ASB
2.271%	04/15/54	250	203,478
Series 2021-B26, Class A1
0.747%	06/15/54	1,756	1,603,165
Series 2021-B28, Class A1
0.597%	08/15/54	1,103	1,008,745
Series 2022-B35, Class ASB
4.593%(cc)	05/15/55	3,400	3,089,999
BPR Trust,
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.797%(c)	09/15/38	990	921,964
CD Mortgage Trust,
Series 2016-CD2, Class A3
3.248%	11/10/49	246	226,258
Series 2017-CD06, Class A4
3.190%	11/13/50	500	450,983
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class ASB
3.091%	05/10/58	225	216,253
Series 2016-C07, Class A2
3.585%	12/10/54	48	45,112
Series 2017-C08, Class A4
3.572%	06/15/50	1,399	1,277,697
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	290	263,194
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	270	267,892
Series 2014-GC25, Class A3
3.372%	10/10/47	49	47,846
Series 2015-GC31, Class A3
3.497%	06/10/48	3,170	3,015,803

A5

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-GC33, Class AAB
3.522%	09/10/58	119	$115,079
Series 2015-P01, Class A4
3.462%	09/15/48	1,300	1,250,673
Series 2016-P04, Class A3
2.646%	07/10/49	20	18,251
Series 2017-P07, Class AAB
3.509%	04/14/50	273	258,273
Series 2017-P08, Class A3
3.203%	09/15/50	1,030	933,573
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	177	176,045
Series 2014-CR19, Class A4
3.532%	08/10/47	41	40,066
Series 2014-CR21, Class A3
3.528%	12/10/47	404	391,719
Series 2014-UBS04, Class A4
3.420%	08/10/47	750	732,145
Series 2014-UBS05, Class A4
3.838%	09/10/47	2,687	2,605,370
Series 2014-UBS06, Class A4
3.378%	12/10/47	151	146,298
Series 2015-CR22, Class A3
3.207%	03/10/48	41	39,144
Series 2015-CR23, Class ASB
3.257%	05/10/48	92	89,972
Series 2015-CR25, Class A3
3.505%	08/10/48	33	31,585
Series 2015-CR25, Class ASB
3.537%	08/10/48	372	361,917
Series 2015-CR26, Class A3
3.359%	10/10/48	43	41,026
Series 2015-DC01, Class ASB
3.142%	02/10/48	53	52,456
Series 2015-LC21, Class A3
3.445%	07/10/48	468	451,114
Series 2015-LC21, Class A4
3.708%	07/10/48	50	47,864
Series 2015-LC23, Class A3
3.521%	10/10/48	752	724,982
Series 2015-PC01, Class A5
3.902%	07/10/50	1,060	1,018,541
Series 2016-COR01, Class A3
2.826%	10/10/49	297	271,728
Series 2016-COR1, Class ASB
2.972%	10/10/49	670	636,678
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	500	461,208
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A3
3.236%	04/15/50	47	44,927
Series 2015-C03, Class A4
3.718%	08/15/48	1,067	1,009,986
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C16, Class A2
3.067%	06/15/52	100	$86,902
Series 2019-C17, Class A4
2.763%	09/15/52	1,380	1,147,119
Series 2020-C19, Class A2
2.320%	03/15/53	2,150	1,739,133
Deutsche Bank Commercial Mortgage Trust,
Series 2020-C09, Class A1
0.800%	08/15/53	184	175,348
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.410%(cc)	07/25/26	114,813	3,219,814
GS Mortgage Securities Trust,
Series 2014-GC20, Class A4
3.721%	04/10/47	5	5,330
Series 2014-GC22, Class A3
3.516%	06/10/47	37	35,337
Series 2015-GC32, Class A3
3.498%	07/10/48	1,877	1,789,157
Series 2015-GS01, Class AAB
3.553%	11/10/48	1,477	1,422,826
Series 2019-GC42, Class A3
2.749%	09/10/52	1,000	845,507
Series 2020-GC45, Class A1
2.019%	02/13/53	40	39,181
Series 2020-GC45, Class A3
2.639%	02/13/53	100	90,044
Series 2020-GC45, Class A4
2.658%	02/13/53	100	82,552
Series 2020-GC47, Class A4
2.125%	05/12/53	1,068	849,249
Series 2021-GSA03, Class A4
2.369%	12/15/54	100	76,313
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4
3.801%	09/15/47	1,283	1,248,676
Series 2014-C24, Class A4A1
3.373%	11/15/47	3,225	3,133,521
Series 2014-C24, Class A5
3.639%	11/15/47	2,000	1,926,920
Series 2015-C28, Class A3
2.912%	10/15/48	893	862,517
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class ASB
2.713%	08/15/49	52	49,219
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	500	456,381
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	42	40,195
Series 2015-C23, Class A3
3.451%	07/15/50	5,839	5,580,126
Series 2015-C23, Class ASB
3.398%	07/15/50	116	113,473

A6

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-C24, Class A4
3.732%	05/15/48	998	$952,551
Series 2015-C26, Class ASB
3.323%	10/15/48	156	151,561
Series 2015-C27, Class ASB
3.557%	12/15/47	187	182,950
Series 2016-C31, Class A4
2.840%	11/15/49	46	41,871
Series 2016-C32, Class ASB
3.514%	12/15/49	633	605,910
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
2.250%(cc)	06/15/54	350	289,182
Series 2021-L07, Class A1
0.881%	10/15/54	948	867,598
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.301%	10/15/50	246	223,509
Series 2018-C08, Class ASB
3.903%	02/15/51	303	286,994
Series 2019-C17, Class A2
2.313%	10/15/52	500	480,115
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	332	318,287
Series 2015-LC20, Class A3
3.086%	04/15/50	100	96,465
Series 2015-LC20, Class A5
3.184%	04/15/50	400	380,726
Series 2016-BNK1, Class A3
2.652%	08/15/49	2,000	1,806,232
Series 2016-LC24, Class A4
2.942%	10/15/49	275	251,198
Series 2016-NXS05, Class A5
3.372%	01/15/59	2,028	1,890,654
Series 2017-C41, Class A2
2.590%	11/15/50	1,263	1,124,250
Series 2020-C55, Class A3
2.462%	02/15/53	100	88,302
Series 2020-C57, Class A1
0.903%	08/15/53	1,408	1,329,492

Total Commercial Mortgage-Backed Securities (cost $84,283,384)			80,070,058
Corporate Bonds — 29.0%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	220	198,979
2.950%	02/01/30	1,130	951,687
3.550%	03/01/38	780	571,048
3.625%	03/01/48	850	551,339
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	$4,531
			2,277,584
Agriculture — 0.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	54	49,363
4.700%	04/02/27	1,180	1,128,718
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	290	270,366
			1,448,447
Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	43	35,364
Auto Manufacturers — 0.4%
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	650	580,618
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31	425	320,651
2.400%	04/10/28	545	463,568
2.400%	10/15/28	220	182,437
3.800%	04/07/25	30	28,913
5.000%	04/09/27	550	527,793
			2,103,980
Banks — 9.6%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	15	12,044
2.687%(ff)	04/22/32	1,115	874,273
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	720	677,160
2.087%(ff)	06/14/29	260	217,489
2.496%(ff)	02/13/31	695	557,182
2.972%(ff)	02/04/33	5,390	4,250,652
3.194%(ff)	07/23/30	35	29,908
3.384%(ff)	04/02/26	640	612,282
4.376%(ff)	04/27/28	2,720	2,564,808
Sr. Unsec’d. Notes, MTN, SOFR + 0.730% (Cap N/A, Floor 0.000%)
6.062%(c)	10/24/24	580	579,846
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40	31,415
Sub. Notes, MTN
4.000%	01/22/25	95	92,430
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	45	42,152

A7

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.932%(ff)	05/07/25	520	$512,114
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	1,470	1,315,746
1.904%(ff)	09/30/28	500	422,992
3.375%	01/09/25	255	246,137
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	165	149,597
Sr. Unsec’d. Notes
1.462%(ff)	06/09/27	285	251,839
2.666%(ff)	01/29/31	630	510,717
2.976%(ff)	11/05/30	250	208,804
3.057%(ff)	01/25/33	4,505	3,550,194
3.106%(ff)	04/08/26	275	262,533
3.352%(ff)	04/24/25	160	157,143
3.400%	05/01/26	150	140,923
Sub. Notes
4.400%	06/10/25	500	484,951
4.450%	09/29/27	15	14,073
6.174%(ff)	05/25/34	450	431,443
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A, MTN
3.773%(ff)	03/28/25	280	275,648
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.961%(ff)	11/26/25	275	265,437
Sr. Unsec’d. Notes, Series E, SOFR + 0.500% (Cap N/A, Floor 0.000%)
5.842%(c)	11/08/23	160	159,974
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	50	44,508
1.542%(ff)	09/10/27	5,150	4,508,481
2.600%	02/07/30	25	20,456
2.615%(ff)	04/22/32	250	195,136
3.102%(ff)	02/24/33	10	7,997
3.500%	01/23/25	60	58,050
3.500%	04/01/25	190	182,851
3.615%(ff)	03/15/28	370	341,459
3.850%	01/26/27	170	159,424
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	120	112,386
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	240	218,921
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	260	233,671
1.578%(ff)	04/22/27	260	231,915
1.953%(ff)	02/04/32	30	22,726
2.069%(ff)	06/01/29	150	126,340
2.580%(ff)	04/22/32	780	615,153
2.739%(ff)	10/15/30	1,515	1,266,546
2.963%(ff)	01/25/33	7,235	5,770,209
4.005%(ff)	04/23/29	55	50,675
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	730	$715,785
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	290	258,171
4.210%(ff)	04/20/28	485	455,761
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	15	11,308
2.699%(ff)	01/22/31	1,040	848,666
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	4,935	3,878,719
Sub. Notes, GMTN
4.350%	09/08/26	545	519,658
Sub. Notes, MTN
3.950%	04/23/27	55	51,082
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	20	16,205
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	460	425,519
3.375%	04/14/25	20	19,265
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	200	178,971
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	245	241,918
State Street Corp.,
Sub. Notes
2.200%	03/03/31	25	19,159
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.902%	09/17/28	260	214,906
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24	280	273,382
2.800%	03/10/27	200	181,202
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.250%	06/01/26	205	181,539
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	250	197,931
4.488%(ff)	05/12/26	390	377,370
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
6.921%(c)	05/12/26	1,210	1,217,065
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.164%(ff)	02/11/26	25	23,598
2.572%(ff)	02/11/31	3,210	2,594,905
3.526%(ff)	03/24/28	695	637,486
3.908%(ff)	04/25/26	20	19,266
			47,627,647

A8

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46		1,420	$1,231,786
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27		20	18,420
				1,250,206
Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.000%	02/22/29		30	26,640
5.250%	03/02/33		1,720	1,643,733
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25		60	58,198
CSL Finance PLC (Australia),
Gtd. Notes, 144A
3.850%	04/27/27		240	226,205
				1,954,776
Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25		165	163,392
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29(a)		195	164,128
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23		500	498,554
				826,074
Commercial Services — 0.4%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	231	228,494
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		255	193,562
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23		800	797,774
3.800%	11/01/25		70	67,237
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		15	14,294
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25		50	48,508
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52		695	576,508
				1,926,377
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	95	$94,095
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30	5	4,438
Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	50	49,885
Diversified Financial Services — 0.6%
American Express Co.,
Sr. Unsec’d. Notes
0.750%	11/03/23	100	99,551
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	165	158,247
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	1,990	1,852,092
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	20	16,730
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.000%	03/20/28	520	438,862
2.750%	10/01/29	70	58,890
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.172%	07/14/28	200	165,699
2.710%	01/22/29	200	167,422
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A
0.875%	09/21/26	250	221,371
			3,178,864
Electric — 3.4%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	1,445	1,140,034
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.250%	09/15/48	1,070	833,039
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	50	37,835
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	20	15,866
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	130	124,313

A9

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	20	$16,127
General Ref. Mortgage, Series Z
2.400%	09/01/26	240	219,944
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51	1,570	984,833
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	27,953
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	75	69,255
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	185	170,331
Duke Energy Florida LLC,
First Mortgage
2.400%	12/15/31	15	11,847
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	1,190	1,115,899
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	210	174,052
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	3,000	2,605,425
Evergy, Inc.,
Sr. Unsec’d. Notes
2.450%	09/15/24	40	38,644
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series GF
8.875%	03/01/26	3,400	3,647,939
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	36,277
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.051%	03/01/25	305	305,479
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	110	89,487
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	500	373,275
PacifiCorp,
First Mortgage
3.350%	07/01/25	160	152,984
Public Service Co. of Colorado,
First Mortgage
3.600%	09/15/42	1,985	1,408,597
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	64	54,691
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern Co. (The),
Jr. Sub. Notes
4.475%	08/01/24	1,230	$1,213,500
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	29,643
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	39,162
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	950	879,617
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	305	297,629
3.700%	01/30/27	690	628,826
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
2.200%	12/15/28	200	169,653
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/28	150	127,519
			17,039,675
Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	15,811
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	419	393,449
Entertainment — 0.4%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	200	194,506
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27(a)	405	373,839
5.050%	03/15/42(a)	1,680	1,299,542
			1,867,887
Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.200%	01/15/32	35	26,958
Foods — 0.0%
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.125%	03/17/24	5	4,915
Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29(a)	30	26,016

A10

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	860	$709,298
			735,314
Healthcare-Products — 0.0%
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	4,295
Healthcare-Services — 1.2%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51	1,500	894,432
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	56,011
3.500%	08/15/24	25	24,479
HCA, Inc.,
Gtd. Notes
3.125%	03/15/27	160	145,255
3.375%	03/15/29	10	8,764
5.000%	03/15/24	500	497,343
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	155	152,162
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	975	821,569
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	1,125	991,586
Queen’s Health Systems (The),
Sec’d. Notes
4.810%	07/01/52	680	582,450
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	63,007
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	20	16,122
4.750%	05/15/52	180	153,222
5.050%	04/15/53	1,760	1,575,329
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	01/15/32	30	22,336
			6,004,067
Home Builders — 0.1%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	720	690,671
Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	1,756
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.6%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/27	90	$83,196
3.850%	04/05/29	550	493,645
3.900%	04/05/32	1,030	864,768
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	125	104,617
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	907	854,871
5.500%	06/15/52	500	426,814
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	44,985
			2,872,896
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.000%	04/13/25	20	19,315
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	20,291
Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	100	100,513
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	15	11,466
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	275	258,459
			370,438
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	130	105,988
2.300%	02/01/32(a)	510	371,730
4.800%	03/01/50	1,570	1,093,445
4.908%	07/23/25	110	107,496
5.050%	03/30/29	1,235	1,153,943
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	70	59,096
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	380	295,663
3.150%	08/15/24	424	413,050
3.500%	08/15/27	600	548,215

A11

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	360	$345,202
4.030%	01/25/24	110	109,197
			4,603,025
Mining — 0.3%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	825	657,543
2.600%	07/15/32	1,145	896,216
2.800%	10/01/29	10	8,469
			1,562,228
Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	45	34,055
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	20	16,161
			50,216
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,265	1,140,782
Oil & Gas — 1.1%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	1,995	1,545,885
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	50	49,132
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	175	145,940
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29	790	790,869
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	220	215,503
4.875%	04/03/28	210	204,445
Phillips 66 Co.,
Gtd. Notes
3.550%	10/01/26	315	296,605
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	810	634,937
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	15	11,943
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27(a)	1,460	$1,379,777
			5,275,036
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
1.231%	12/15/23	30	29,716
Packaging & Containers — 0.3%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	1,300	1,075,586
Ball Corp.,
Gtd. Notes
6.000%	06/15/29(a)	350	340,375
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	132,453
			1,548,414
Pharmaceuticals — 1.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	425	394,519
3.200%	11/21/29	835	736,712
3.600%	05/14/25	425	410,848
4.550%	03/15/35	2,465	2,242,178
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	13	12,669
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	4	3,625
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	20	16,275
3.450%	12/15/27	30	27,809
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	60	55,860
3.500%	06/15/24	100	98,265
Sr. Unsec’d. Notes
2.400%	03/15/30	335	274,289
CVS Health Corp.,
Sr. Unsec’d. Notes
5.000%	01/30/29	90	87,071
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	385	359,199
Viatris, Inc.,
Gtd. Notes
2.700%	06/22/30	960	749,086
4.000%	06/22/50	1,165	703,532
			6,171,937

A12

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 1.9%
Enbridge, Inc. (Canada),
Gtd. Notes
0.550%	10/04/23	65	$64,990
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	170	161,460
3.750%	05/15/30	965	841,263
4.950%	05/15/28	305	291,687
4.950%	06/15/28	500	477,601
5.150%	03/15/45	1,080	865,284
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	35,130
MPLX LP,
Sr. Unsec’d. Notes
4.875%	12/01/24	25	24,646
4.950%	03/14/52	1,875	1,459,410
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	30	29,465
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	645	539,866
4.350%	03/15/29	305	280,667
4.450%	09/01/49	1,010	725,146
5.850%	01/15/26	200	200,062
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	2,150	1,845,105
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	1,345	1,143,752
6.250%	07/01/52	305	278,897
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	280	222,897
4.000%	09/15/25	65	62,610
			9,549,938
Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
4.125%	02/01/29	600	535,620
Real Estate Investment Trusts (REITs) — 1.4%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	12,644
2.500%	08/16/31	5	3,776
4.050%	07/01/30	1,980	1,728,965
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	5	3,737
CubeSmart LP,
Gtd. Notes
2.250%	12/15/28	105	87,847
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Digital Realty Trust LP,
Gtd. Notes
3.600%	07/01/29	40	$35,336
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	33,424
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	2,400	2,328,246
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.300%	11/15/28	135	112,998
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	50	37,480
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes
2.625%	11/15/31	395	289,766
Public Storage Operating Co.,
Gtd. Notes
1.950%	11/09/28	520	440,150
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28	15	13,616
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,855	1,538,611
2.700%	07/15/31	20	15,370
Welltower OP LLC,
Gtd. Notes
2.800%	06/01/31	335	267,423
			6,949,389
Retail — 0.2%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32	300	243,637
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	07/01/25	90	86,667
3.500%	07/01/27	15	14,029
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
0.950%	11/17/23	520	516,691
			861,024
Semiconductors — 0.5%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	470	342,533
3.419%	04/15/33	2,275	1,813,102
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	30	28,465
5.625%	02/10/43	155	147,383
			2,331,483

A13

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.5%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25	50	$47,816
4.300%	07/08/34	959	823,111
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.300%	03/28/24	11	10,853
3.550%	04/14/25	20	19,289
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29	1,695	1,537,180
			2,438,249
Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,725	1,198,463
3.550%	09/15/55	1,360	833,642
4.300%	02/15/30	415	377,277
T-Mobile USA, Inc.,
Gtd. Notes
3.500%	04/15/25	455	438,933
3.750%	04/15/27	435	406,211
3.875%	04/15/30	3,140	2,779,443
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	255	193,415
2.100%	03/22/28	500	429,670
2.355%	03/15/32	318	242,408
2.550%	03/21/31	390	310,274
3.000%	03/22/27	10	9,167
4.016%	12/03/29	200	180,908
			7,399,811
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41	215	196,896

Total Corporate Bonds (cost $157,236,954)			143,489,239
Residential Mortgage-Backed Securities — 2.1%
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	740	651,821
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	276	273,225
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	450	411,716
Fannie Mae REMIC,
Series 2020-51, Class BA
2.000%	06/25/46	491	411,739
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.635%(c)	08/25/52	5,184	$268,913
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.215%(c)	04/25/42	2,181	2,227,825
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
7.465%(c)	09/25/42	819	827,445
Freddie Mac REMIC,
Series 5202, Class TA
2.500%	12/25/48	1,656	1,443,525
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	209	3,305
Government National Mortgage Assoc.,
Series 2019-70, Class SJ, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.655%(c)	06/16/38	15,409	750,096
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	568	4,857
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	777	8,844
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	707	7,504
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	1,468	14,606
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	538	7,644
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	1,120	13,608
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	1,136	11,363
Series 2022-180, Class Z
5.000%	10/20/52	2,094	1,779,584
PMT Credit Risk Transfer Trust,
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.715%(c)	03/27/25	1,040	1,043,099
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	212	192,666

A14

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.869%(c)	06/24/71	EUR	148	$155,501

Total Residential Mortgage-Backed Securities (cost $10,860,566)				10,508,886
Sovereign Bonds — 1.9%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		715	666,630
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
0.625%	07/15/25		400	367,488
Gov’t. Gtd. Notes, Series DTC
1.750%	10/17/24		2,200	2,110,541
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		600	598,688
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24		2,600	2,501,790
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30		685	536,563
3.300%	03/15/28		1,195	1,117,039
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.350%	05/28/30		200	159,991
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24		400	385,097
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	400	422,603
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	269	252,050
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.625%	05/29/24		200	195,553

Total Sovereign Bonds (cost $9,719,266)				9,314,033
U.S. Government Agency Obligations — 28.3%
Federal Home Loan Bank
4.250%	09/10/32		850	796,219
Federal Home Loan Mortgage Corp.
2.000%	02/01/36		864	745,657
2.000%	05/01/42		440	348,976
2.000%	04/01/51		85	65,121
2.000%	06/01/51		4,041	3,086,517
2.000%	07/01/51		534	407,937
2.000%	09/01/51		2,300	1,772,197
2.500%	07/01/51		1,943	1,547,954
2.500%	08/01/51		1,847	1,471,857
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	09/01/51	645	$512,770
2.500%	09/01/51	1,817	1,448,478
3.000%	09/01/50	5,036	4,191,044
3.000%	03/01/51	1,953	1,621,643
3.000%	06/01/51	603	500,653
3.000%	02/01/52	956	797,921
3.000%	08/01/52	524	433,291
3.500%	06/01/52	4,974	4,281,198
4.000%	11/01/37	1,091	1,030,462
4.000%	05/01/52	1,339	1,192,917
4.500%	05/01/52	457	419,564
5.000%	06/01/52	1,826	1,724,628
5.000%	11/01/52	478	451,717
5.500%	01/01/53	3,982	3,852,299
6.000%	12/01/52	928	916,251
6.250%	07/15/32	115	127,133
6.750%	09/15/29	90	99,204
6.750%	03/15/31	1,230	1,376,107
Federal Home Loan Mortgage Corp., 30 Day Average SOFR + 2.340% (Cap 10.158%, Floor 2.340%)
5.157%(c)	02/01/53	964	936,640
Federal National Mortgage Assoc.
0.875%	08/05/30	175	135,257
1.500%	01/01/36	1,855	1,555,094
1.500%	11/01/50	465	334,649
1.500%	02/01/51	5,509	3,973,271
2.000%	02/01/37	1,420	1,218,439
2.000%	05/01/37	2,949	2,530,047
2.000%	05/01/42	1,716	1,368,271
2.000%	10/01/50	1,240	950,527
2.000%	12/01/50	124	94,579
2.000%	01/01/51	1,572	1,202,651
2.000%	02/01/51	44	33,407
2.000%	04/01/51	562	429,493
2.000%	04/01/51	3,464	2,640,648
2.000%	05/01/51	11,283	8,621,823
2.000%	07/01/51	4,495	3,438,952
2.000%	08/01/51	5,693	4,348,829
2.500%	07/01/32	461	416,164
2.500%	08/01/32	496	447,774
2.500%	09/01/32	484	437,133
2.500%	01/01/35	449	400,693
2.500%	07/01/35	1,797	1,622,588
2.500%	12/01/36	475	419,473
2.500%	04/01/51	495	393,898
2.500%	06/01/51	2,776	2,210,877
2.500%	08/01/51	455	362,515
2.500%	08/01/51	4,859	3,871,784
2.500%	10/01/51	1,562	1,244,384
2.500%	02/01/52	2,274	1,823,278
2.500%	04/01/52	1,152	923,525
3.000%	05/01/35	1,466	1,330,302
3.000%	06/01/36	1,162	1,059,640
3.000%	07/01/36	904	820,451
3.000%	02/01/51	997	826,615
3.000%	05/01/51	654	542,245
3.000%	05/01/51	802	664,176

A15

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	05/01/51	872	$724,393
3.000%	02/01/52	1,834	1,518,981
3.000%	04/01/52	2,328	1,944,833
3.500%	02/01/52	964	830,384
3.500%	03/01/52	941	819,085
3.500%	05/01/52	2,955	2,543,440
3.500%	06/01/52	1,957	1,684,679
4.000%	TBA	2,000	1,780,469
4.000%	01/01/50	486	439,674
4.000%	05/01/50	508	457,280
4.000%	05/01/52	4,108	3,669,409
4.000%	08/01/52	2,438	2,171,767
4.336%(s)	03/17/31	710	486,294
5.000%	TBA	1,000	943,438
5.000%	06/01/38	2,958	2,883,805
5.000%	06/01/52	893	843,812
5.000%	10/01/52	488	460,599
6.625%	11/15/30	290	320,930
Government National Mortgage Assoc.
2.000%	10/20/51	485	383,480
2.500%	07/20/51	1,253	1,025,100
2.500%	08/20/51(k)	6,997	5,723,013
2.500%	09/20/51	1,916	1,566,728
3.000%	03/20/47	1,295	1,114,329
3.000%	01/20/50	578	493,453
3.000%	06/20/51	1,622	1,379,684
3.000%	10/20/51	2,254	1,916,175
3.000%	11/20/51	887	752,466
3.500%	06/20/42	443	396,320
3.500%	03/20/43	263	235,701
3.500%	06/20/46	2,885	2,573,130
4.000%	09/20/47	1,904	1,749,828
4.000%	02/20/48	147	134,552
4.000%	04/20/48	458	417,958
4.000%	06/20/52	497	447,644
4.500%	08/20/48	1,370	1,282,777
4.500%	05/20/52	968	895,080
4.500%	07/20/52	1,978	1,829,230
4.500%	08/20/52	2,441	2,258,156
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	200	153,425

Total U.S. Government Agency Obligations (cost $152,522,925)			140,101,308
U.S. Treasury Obligations — 2.3%
U.S. Treasury Bonds
2.250%	05/15/41(k)	8,775	6,020,473
U.S. Treasury Strips Coupon
3.072%(s)	08/15/37	1,465	745,204
3.229%(s)	05/15/41	4,540	1,849,873
3.255%(s)	08/15/42	1,980	759,361
3.272%(s)	05/15/43	5,460	2,013,588

Total U.S. Treasury Obligations (cost $15,117,633)			11,388,499

Total Long-Term Investments (cost $524,601,254)			488,605,864

	Shares	Value
Short-Term Investments — 2.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	7,611,741	$7,611,741
PGIM Institutional Money Market Fund (cost $2,681,975; includes $2,648,694 of cash collateral for securities on loan)(b)(wb)	2,684,218	2,682,608

Total Short-Term Investments (cost $10,293,716)		10,294,349

TOTAL INVESTMENTS—100.9% (cost $534,894,970)		498,900,213

Liabilities in excess of other assets(z) — (0.9)%		(4,374,582)

Net Assets — 100.0%		$494,525,631

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP	BNP Paribas S.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,593,473; cash collateral of $2,648,694 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

A16

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/12/23	$(2,500)		$(1,901,367)
Federal National Mortgage Assoc.	2.500%	TBA	10/12/23	(500)		(396,816)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $2,338,320)						$(2,298,183)

Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
76	2 Year U.S. Treasury Notes	Dec. 2023	$15,406,031	$(55,374)
228	5 Year U.S. Treasury Notes	Dec. 2023	24,021,939	(195,368)
102	20 Year U.S. Treasury Bonds	Dec. 2023	11,605,688	(606,499)
234	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	27,772,875	(1,966,688)
				(2,823,929)
Short Position:
15	10 Year U.S. Treasury Notes	Dec. 2023	1,620,938	(177)
				$(2,824,106)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/03/23	BNP	EUR	1,027	$1,086,779	$1,085,881	$—	$(898)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/03/23	GSI	EUR	1,027	$1,109,315	$1,085,882	$23,433	$—
Expiring 11/02/23	BNP	EUR	1,027	1,088,114	1,087,278	836	—
				$2,197,429	$2,173,160	24,269	—
						$24,269	$(898)
A17

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Credit default swap agreement outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	11,280	4.795%	$85,905	$108,973	$23,068
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A18